UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number       811-07458
                                                    ------------------------

                            Tweedy, Browne Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                            New York, New York 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                            New York, New York 10022
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-916-0600
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2007
                                           -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================

                                [GRAPHIC OMITTED]

                            TWEEDY, BROWNE FUND INC.

                                 SEMI-ANNUAL REPORT

                        Tweedy, Browne Global Value Fund
                            Tweedy, Browne Value Fund
             Tweedy, Browne Worldwide High Dividend Yield Value Fund

                               SEPTEMBER 30, 2007

================================================================================

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

   SEMI-ANNUAL REPORT ..................................................    II-1

   TWEEDY, BROWNE FUND INC.
       Expense Information .............................................    II-2

   TWEEDY, BROWNE GLOBAL VALUE FUND
       Portfolio of Investments ........................................    II-3
       Sector Diversification ..........................................    II-6
       Portfolio Composition ...........................................    II-7
       Schedule of Forward Exchange Contracts ..........................    II-8

   TWEEDY, BROWNE VALUE FUND
       Portfolio of Investments ........................................   II-11
       Sector Diversification ..........................................   II-12
       Portfolio Composition ...........................................   II-13
       Schedule of Forward Exchange Contracts ..........................   II-14

   TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
       Portfolio of Investments ........................................   II-15
       Sector Diversification ..........................................   II-16
       Portfolio Composition ...........................................   II-17

   TWEEDY, BROWNE FUND INC.
       Statements of Assets and Liabilities .............................  II-18
       Statements of Operations .........................................  II-19
       Statements of Changes in Net Assets .............................   II-20
       Financial Highlights ............................................   II-21
       Notes to Financial Statements ...................................   II-23
       Investment in the Fund by the Investment Adviser and Related
          Parties ......................................................   II-24

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE VALUE FUND
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2007


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

EXPENSE INFORMATION

      A shareholder of the Global Value Fund, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the "Funds") incurs two types of costs:
(1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2007 to September 30, 2007.

      ACTUAL EXPENSES The first part of the table presented below, under the heading "Actual Expenses", provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second part of the table presented below, under the heading "Hypothetical Expenses", provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                                                        HYPOTHETICAL EXPENSES
                                 ACTUAL EXPENSES                     (5% RETURN BEFORE EXPENSES)
----------------------------------------------------------------------------------------------------------
                                                 EXPENSES                            EXPENSES
                          BEGINNING    ENDING   PAID DURING   BEGINNING   ENDING    PAID DURING
                           ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                            VALUE      VALUE     4/1/07 -       VALUE      VALUE      4/1/07 -    EXPENSE
                           4/1/07     9/30/07    9/30/07       4/1/07     9/30/07     9/30/07      RATIO
----------------------------------------------------------------------------------------------------------
Global Value Fund          $ 1,000    $ 1,053     $ 6.98       $ 1,000    $ 1,018     $ 6.86       1 .36%
----------------------------------------------------------------------------------------------------------
Value Fund                 $ 1,000    $ 1,051     $ 6.97       $ 1,000    $ 1,018     $ 6.86       1 .36%
----------------------------------------------------------------------------------------------------------
Worldwide High Dividend
   Yield Value Fund (+)    $ 1,000    $ 1,012     $ 0.98       $ 1,000    $ 1,003     $ 0.97       1 .37%
----------------------------------------------------------------------------------------------------------

(+) THE TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND COMMENCED OPERATIONS ON SEPTEMBER 5, 2007.

* EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, DIVIDED BY 366 (TO REFLECT THE ONE-HALF YEAR PERIOD).


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                                                         MARKET VALUE
    SHARES                                                                                 (NOTE 2)
--------------                                                                          ---------------
                 COMMON STOCKS--90.8%

                 BELGIUM--2.7%
     1,646,311   KBC Groep NV .......................................................      $225,888,966
                                                                                        ---------------
                 CANADA--1.1%
       100,000   Melcor Developments Ltd. ...........................................         2,405,152
     1,631,760   National Bank of Canada, Toronto ...................................        89,494,737
                                                                                        ---------------
                                                                                             91,899,889
                                                                                        ---------------
                 CZECH REPUBLIC--0.0%+
         2,800   Philip Morris CR a.s. ..............................................         1,430,608
                                                                                        ---------------
                 FINLAND--5.7%
     2,435,000   Cargotec Corporation, B Share ......................................       119,332,869
     1,000,000   Huhtamaki Oyj ......................................................        15,174,356
     4,670,000   Kone Oyj, Class B ..................................................       339,710,023
                                                                                        ---------------
                                                                                            474,217,248
                                                                                        ---------------
                 FRANCE--6.1%
       433,783   BNP Paribas SA .....................................................        47,341,298
     2,192,565   CNP Assurances .....................................................       279,730,084
       122,200   Nexans SA ..........................................................        20,046,320
         1,000   NSC Groupe .........................................................           112,350
     1,825,000   Sanofi-Aventis .....................................................       154,116,417
                                                                                        ---------------
                                                                                            501,346,469
                                                                                        ---------------
                 GERMANY--4.8%
        64,173   Boewe Systec AG ....................................................         3,074,675
        42,354   KSB AG .............................................................        37,646,126
       352,312   Linde AG ...........................................................        43,635,662
       357,013   Merck KGaA .........................................................        42,953,666
     1,560,342   Springer (Axel) Verlag AG ..........................................       266,285,113
                                                                                        ---------------
                                                                                            393,595,242
                                                                                        ---------------
                 HONG KONG--1.8%
     8,226,564   Jardine Strategic Holdings Ltd. ....................................       129,979,711
    42,847,281   SCMP Group Ltd. ....................................................        14,340,063
       200,000   Swire Pacific Ltd., Class B ........................................           479,878
                                                                                        ---------------
                                                                                            144,799,652
                                                                                        ---------------
                 IRELAND--0.2%
     5,089,055   Independent News & Media PLC .......................................        18,889,632
     1,111,317   Unidare PLC ++ .....................................................            94,827
                                                                                        ---------------
                                                                                             18,984,459
                                                                                        ---------------
                 ITALY--4.7%
     3,561,000   Banco Popolare Scarl ++ ............................................        79,559,858
       925,100   Maffei SPA .........................................................         3,831,779
    15,720,000   Mediaset SPA .......................................................       161,859,037
    12,147,709   Mondadori (Arnoldo) Editore SPA ....................................       117,216,858
     2,598,000   Natuzzi SPA, Sponsored ADR ++ ......................................        15,328,200
     1,005,000   Sol SPA ............................................................         8,003,868
       805,250   Vincenzo Zucchi SPA ++ .............................................         3,996,704
                                                                                        ---------------
                                                                                            389,796,304
                                                                                        ---------------
                 JAPAN--2.9%
       462,100   Chofu Seisakusho Company Ltd. ......................................         8,035,474
           775   Coca-Cola Central Japan Company Ltd. ...............................         5,949,876
       410,900   Daikoku Denki Company Ltd. .........................................         5,537,495

                                                                                         MARKET VALUE
    SHARES                                                                                 (NOTE 2)
--------------                                                                          ---------------
                 COMMON STOCKS

                 JAPAN (CONTINUED)
     5,251,000   Fujitec Company Ltd. ...............................................       $34,606,425
       570,600   Fukuda Denshi Company Ltd. .........................................        18,405,652
     1,203,000   Hi-Lex Corporation .................................................        18,492,405
        22,100   Hurxley Corporation ................................................           304,748
       319,000   Inaba Seisakusho Company Ltd. ......................................         5,020,128
       321,000   Katsuragawa Electric Company Ltd. ..................................         3,600,313
     1,461,000   Kawasumi Laboratories Inc. .........................................         9,565,126
     1,849,500   Kuroda Electric Company Ltd. .......................................        27,867,526
        69,100   Mandom Corporation .................................................         1,688,223
       477,000   Matsumoto Yushi-Seiyaku Company Ltd. ...............................        12,130,809
        21,670   Medikit Company Ltd. ...............................................         4,691,414
       121,800   Meito Sangyo Company Ltd. ..........................................         2,732,200
        36,240   Milbon Company Ltd. ................................................         1,027,191
       307,100   Mirai Industry Company Ltd. ........................................         3,738,121
        55,000   Nankai Plywood Company Ltd. ........................................           315,611
        40,000   Nippon Antenna Company Ltd. ........................................           312,655
       162,780   Nippon Kanzai Company Ltd. .........................................         4,557,246
     1,253,000   Nippon Konpo Unyu Soko Company Ltd. ................................        17,038,578
       462,100   Nissha Printing Company Ltd. .......................................        13,419,241
       685,500   Nitto FC Company Ltd. ..............................................         3,742,938
       451,000   Sangetsu Company Ltd. ..............................................         9,803,069
       314,800   Shikoku Coca-Cola Bottling Company Ltd. ............................         3,694,996
       289,300   Shingakukai Company Ltd. ...........................................         1,934,284
       204,000   SK Kaken Company Ltd. ..............................................         7,094,727
       612,000   Sonton Food Industry Company Ltd. ..................................         5,358,293
       528,500   T. Hasegawa Company Ltd. ...........................................         9,948,289
       106,300   Tenma Corporation ..................................................         1,826,273
                                                                                        ---------------
                                                                                            242,439,326
                                                                                        ---------------
                 MEXICO--2.5%
     1,921,351   Coca-Cola Femsa SA de CV,
                    Sponsored ADR +++ ...............................................        82,445,171
    14,623,380   Embotelladoras Arca SA de CV .......................................        54,215,894
       157,327   Grupo Aeroportuario del Sureste
                    SA de CV, ADR ...................................................         7,806,566
    30,132,400   Grupo Continental SA ...............................................        63,380,648
                                                                                        ---------------
                                                                                            207,848,279
                                                                                        ---------------
                 NETHERLANDS--18.2%
     9,213,832   ABN AMRO Holding NV ................................................       484,173,008
     1,830,990   Akzo Nobel NV ......................................................       150,508,024
        23,620   Crown Van Gelder Gemeenschappelijk
                    Bezit NV ........................................................           574,410
     5,477,810   Heineken Holding NV ................................................       313,169,068
     2,890,000   Heineken NV ........................................................       189,143,011
       150,000   Imtech NV ..........................................................        12,291,655
     1,409,414   Koninklijke Grolsch NV .............................................        52,334,888
        50,000   Randstad Holding NV ................................................         2,695,688
     4,810,555   Telegraaf Media Groep NV ...........................................       162,002,876
       288,708   TKH Group NV .......................................................         7,090,829
     3,612,751   Unilever NV, CVA ...................................................       111,235,080
       712,500   Wolters Kluwer NV, CVA .............................................        21,096,550
                                                                                        ---------------
                                                                                          1,506,315,087
                                                                                        ---------------
                 NORWAY--1.5%
     2,302,000   Schibsted ASA ......................................................       120,571,349
                                                                                        ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                                                         MARKET VALUE
    SHARES                                                                                 (NOTE 2)
--------------                                                                          ---------------
                 COMMON STOCKS

                 SINGAPORE--3.3%
    33,542,550   Fraser and Neave Ltd. ..............................................      $128,796,885
     2,562,759   Jardine Cycle & Carriage Ltd. ......................................        31,938,456
     1,000,000   Robinson & Company Ltd. ............................................         3,273,940
     4,000,000   Singapore Press Holdings Ltd. ......................................        11,640,675
     6,292,000   United Overseas Bank Ltd. ..........................................        93,673,212
                                                                                        ---------------
                                                                                            269,323,168
                                                                                        ---------------
                 SOUTH KOREA--3.5%
         8,615   Asia Cement Company, Ltd. ..........................................           798,287
        23,260   Daehan City Gas Company Ltd. .......................................         1,049,706
        93,346   Dong Ah Tire & Rubber Company Ltd. .................................           969,007
       280,921   Hanil Cement Company Ltd. ..........................................        31,924,585
         8,791   Hyundai Elevator Company Ltd. ......................................         1,460,123
        23,200   Sam Young Electronics Company, Ltd. ................................           269,989
        36,890   Samchully Company Ltd. .............................................         8,203,153
       886,070   Samsung SDI Company, Ltd. ..........................................        59,448,941
       241,172   SK Telecom Company, Ltd. ...........................................        55,341,878
     3,479,352   SK Telecom Company, Ltd., ADR ......................................       103,336,754
       363,340   Taeyoung Engineering & Construction ................................         4,744,482
     2,159,497   Youngone Corporation ...............................................        22,417,332
                                                                                        ---------------
                                                                                            289,964,237
                                                                                        ---------------
                 SPAIN--1.9%
     2,277,000   Altadis SA .........................................................       159,774,703
                                                                                        ---------------
                 SWEDEN--0.0%+
        33,000   Cloetta Fazer AB, B Shares .........................................         1,015,141
                                                                                        ---------------
                 SWITZERLAND--13.2%
        45,065   AFG Arbonia-Foster Holding AG, Bearer ..............................        16,703,599
     2,021,000   Compagnie Financiere Richemont AG ..................................       133,470,425
       570,200   Daetwyler Holding AG, Bearer .......................................        42,440,413
        92,315   Edipresse SA, Bearer ...............................................        44,253,039
       125,635   Forbo Holding AG ...................................................        74,206,600
        29,327   Loeb Holding AG ....................................................         6,853,510
       186,990   Medisize Holding AG ................................................        14,886,209
       875,160   Nestle SA, Registered ..............................................       391,806,780
             8   Neue Zuercher Zeitung ++ ...........................................           555,841
     2,368,760   Novartis AG, Registered ............................................       130,279,772
        45,425   Phoenix Mecano AG ..................................................        18,800,708
       179,979   PubliGroupe SA, Registered .........................................        62,550,483
       182,827   Siegfried Holding AG ...............................................        30,126,860
         7,400   Sika AG, Bearer ....................................................        14,366,718
       257,980   Syngenta AG ........................................................        55,429,704
       473,990   Tamedia AG .........................................................        60,009,520
                                                                                        ---------------
                                                                                          1,096,740,181
                                                                                        ---------------
                 UNITED KINGDOM--12.4%
     2,535,000   AGA Foodservice Group PLC ..........................................        21,743,472
    13,652,009   Barclays PLC .......................................................       165,633,116
     7,123,125   BBA Group PLC ......................................................        33,160,847
     3,979,658   Carclo PLC .........................................................         8,999,898
    11,378,577   Clinton Cards PLC ..................................................        12,286,627
     8,225,426   Diageo PLC .........................................................       179,983,015
     3,675,000   Ennstone PLC .......................................................         2,994,927
    19,501,939   G4S PLC ............................................................        80,741,045

                                                                                         MARKET VALUE
    SHARES                                                                                 (NOTE 2)
--------------                                                                          ---------------
                 COMMON STOCKS

                 UNITED KINGDOM (CONTINUED)
       960,125   GlaxoSmithKline PLC ................................................       $25,370,942
       593,139   GlaxoSmithKline PLC, Sponsored ADR .................................        31,554,995
       923,006   Headlam Group PLC ..................................................        10,596,618
     4,939,017   HSBC Holdings PLC ..................................................        91,016,039
    15,740,603   Lloyds TSB Group PLC ...............................................       173,976,244
       263,075   Partridge Fine Arts PLC ++ .........................................           101,139
       779,500   Raven Mount PLC ....................................................         1,858,107
    10,148,287   Trinity Mirror PLC .................................................        85,184,151
     4,718,678   TT Electronics PLC .................................................        14,564,709
     2,853,000   Unilever PLC .......................................................        89,804,706
                                                                                        ---------------
                                                                                          1,029,570,597
                                                                                        ---------------
                 UNITED STATES--4.3%
       313,000   American Express Company ...........................................        18,582,810
     3,712,554   American International Group, Inc. .................................       251,154,278
        75,700   American National Insurance Company ................................         9,958,335
        53,628   MBIA Inc. ..........................................................         3,273,989
       442,000   Popular Inc. .......................................................         5,427,760
     6,728,996   Sun-Times Media Group Inc., Class A ................................        15,274,821
       409,000   Torchmark Corporation ..............................................        25,488,880
       269,276   Transatlantic Holdings Inc. ........................................        18,938,181
       210,060   Wal-Mart Stores, Inc. ..............................................         9,169,119
                                                                                        ---------------
                                                                                            357,268,173
                 MISCELLANEOUS--0.0% +
                 Undisclosed Security * .............................................           946,520
                                                                                        ---------------
                 TOTAL COMMON STOCKS
                 (COST $3,626,976,691) ..............................................     7,523,735,598
                                                                                        ---------------
                 PREFERRED STOCKS--0.5%
       153,360   Adris Grupa d.d. ...................................................        16,071,983
        11,800   KSB AG, Vorzugsakt .................................................        10,320,553
       700,000   Villeroy & Boch AG .................................................        14,385,062
                                                                                        ---------------
                 TOTAL PREFERRED STOCKS
                 (COST $17,518,017) .................................................        40,777,598
                                                                                        ---------------

  FACE VALUE
--------------
                 U.S. TREASURY BILLS--5.8%
$  300,000,000   4.685% ** due 11/8/07 +++ ..........................................       298,787,736
   168,000,000   3.945% ** due 2/7/08 ...............................................       165,681,096
    14,000,000   4.005% ** due 2/28/08 +++ ..........................................        13,771,912
                                                                                        ---------------
                 TOTAL U.S. TREASURY BILLS
                 (COST $477,428,193) ................................................       478,240,744
                                                                                        ---------------
                 REPURCHASE AGREEMENTS--5.8%
   100,000,000   Agreement with Barclays Bank, 3.950%
                 dated 9/28/07, to be repurchased at
                 $100,032,917 on 10/1/07, collateralized
                 by $100,000,413 U.S. Treasury Note,
                 4.250% due 01/15/10 (market value
                 $102,000,421) ......................................................       100,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                                                         MARKET VALUE
  FACE VALUE                                                                               (NOTE 2)
--------------                                                                          ---------------
                 REPURCHASE AGREEMENTS (CONTINUED)
$  283,451,000   Agreement with UBS Warburg LLC,
                 3.900% dated 9/28/07, to be repurchased
                 at $283,543,122 on 10/1/07, collateralized
                 by $278,670,000 U.S. Treasury Notes,
                 4.750% due 5/31/12
                 (market value $289,120,125) ........................................      $283,451,000

   100,000,000   Agreement with Bank of America Corp.,
                 3.900% dated 9/28/07, to be repurchased at
                 $100,032,500 on 10/1/07, collateralized by
                 $22,271,987, $27,813,619, $16,028,533,
                 $19,321,146, $1,231,169, $13,334,202
                 U.S. Treasury Bonds, Notes and Strips,
                 4.250%, 4.500%, 4.625%, 0.000%,
                 7.875, 4.500% due 11/30/07, 05/15/10,
                 10/31/11, 02/15/16, 02/15/21 and
                 02/15/36 respectively
                 (market value $102,000,669) ........................................       100,000,000
                                                                                        ---------------
                 TOTAL REPURCHASE AGREEMENTS
                 (COST $483,451,000) ................................................       483,451,000
                                                                                        ---------------
TOTAL INVESTMENTS
   (COST $4,605,373,901***) ............................................    102.9%        8,526,204,940
UNREALIZED DEPRECIATION ON
   FORWARD CONTRACTS (NET) .............................................     (3.0)         (246,974,894)
OTHER ASSETS AND LIABILITIES (NET) .....................................      0.1             3,513,295
                                                                           ------       ---------------
NET ASSETS .............................................................    100.0%       $8,282,743,341
                                                                           ======       ===============

----------
  * "UNDISCLOSED SECURITY" REPRESENTS AN ISSUER, GENERALLY A SMALLER CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.
 **   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
***   AGGREGATE COST FOR FEDERAL TAX PURPOSES.
  +   AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
 ++   NON-INCOME PRODUCING SECURITY.
+++ AT SEPTEMBER 30, 2007, LIQUID ASSETS TOTALING $109,164,552 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
September 30, 2007 (Unaudited)

                                                     PERCENTAGE OF     MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS        (NOTE 2)
----------------------                               -------------   ---------------
COMMON STOCKS:
Banking ..........................................        17.6%       $1,456,184,238
Beverages ........................................        13.0         1,073,113,452
Printing and Publishing ..........................        11.5           950,739,729
Food .............................................         7.3           602,256,948
Insurance ........................................         7.1           585,269,758
Pharmaceuticals ..................................         4.6           384,275,792
Machinery ........................................         4.6           382,003,297
Chemicals ........................................         3.2           267,036,930
Electronics ......................................         2.5           209,021,840
Transportation ...................................         2.0           169,532,294
Building Materials ...............................         2.0           167,248,627
Retail ...........................................         2.0           165,053,621
Media ............................................         2.0           161,859,037
Tobacco ..........................................         1.9           161,205,311
Telecommunications ...............................         1.9           158,991,287
Holdings..........................................         1.7           144,609,351
Commercial Services ..............................         1.1            90,029,402
Manufacturing ....................................         0.9            76,960,004
Advertising ......................................         0.8            62,550,483
Engineering and Construction .....................         0.7            56,186,710
Wholesale ........................................         0.6            52,432,970
Medical Research and Supplies ....................         0.6            47,548,401
Textiles..........................................         0.3            26,414,036
Financial Services ...............................         0.3            21,856,799
Paper Products ...................................         0.2            15,748,766
Personal Products ................................         0.2            12,663,703
Utilities ........................................         0.1             9,252,859
Leisure ..........................................         0.1             5,537,495
Mining and Metal Fabrication .....................         0.0+            3,831,779
Real Estate ......................................         0.0+            2,405,152
Autos ............................................         0.0+            1,915,527
                                                     ---------       ---------------
TOTAL COMMON STOCKS ..............................        90.8         7,523,735,598
                                                     ---------       ---------------
PREFERRED STOCKS .................................         0.5            40,777,598
U.S. TREASURY BILLS ..............................         5.8           478,240,744
REPURCHASE AGREEMENTS ............................         5.8           483,451,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS .....        (3.0)         (246,974,894)
OTHER ASSETS AND LIABILITIES (NET) ...............         0.1             3,513,295
                                                     ---------       ---------------
NET ASSETS .......................................       100.0%       $8,282,743,341
                                                     =========       ===============

----------
+     AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
September 30, 2007 (Unaudited)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                        BELGIUM                      3%
                        CANADA                       1%
                        FINLAND                      6%
                        FRANCE                       6%
                        GERMANY                      5%
                        HONG KONG                    2%
                        ITALY                        5%
                        JAPAN                        3%
                        MEXICO                       3%
                        NETHERLANDS                 18%
                        NORWAY                       1%
                        SINGAPORE                    3%
                        SOUTH KOREA                  4%
                        SPAIN                        2%
                        SWITZERLAND                 13%
                        UNITED KINGDOM              12%
                        UNITED STATES                4%
                        CASH EQUIVALENTS             9%

                               CROATIA               0%+
                               CZECH REPUBLIC        0%+
                               IRELAND               0%+
                               SWEDEN                0%+
                               MISCELLANEOUS         0%+

                 + AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2007 (Unaudited)

                                                        CONTRACT     MARKET VALUE
  CONTRACTS                                            VALUE DATE      (NOTE 2)
-------------                                          ----------   --------------
FORWARD EXCHANGE CONTRACTS TO BUY
   100,000,000   Hong Kong Dollar ..................     10/22/07      $12,869,599
    90,000,000   Hong Kong Dollar ..................     12/17/07       11,588,879
   100,000,000   Hong Kong Dollar ..................       1/8/08       12,879,100
    40,000,000   Swiss Franc .......................      10/1/07       34,248,892
                                                                    --------------
TOTAL (Contract Amount $71,533,943) ................                   $71,586,470
                                                                    ==============
FORWARD EXCHANGE CONTRACTS TO SELL
     4,500,000   Canadian Dollar ...................     10/16/07      $(4,529,350)
    18,000,000   Canadian Dollar ...................     11/13/07      (18,122,421)
    15,500,000   Canadian Dollar ...................     11/26/07      (15,607,399)
     8,000,000   Canadian Dollar ...................      1/15/08       (8,058,817)
    17,000,000   Canadian Dollar ...................       3/3/08      (17,126,229)
     7,500,000   Canadian Dollar ...................      3/31/08       (7,555,937)
     4,000,000   Canadian Dollar ...................      4/23/08       (4,029,796)
     7,000,000   Canadian Dollar ...................       5/5/08       (7,052,108)
     7,000,000   Canadian Dollar ...................      5/23/08       (7,052,057)
     9,500,000   Canadian Dollar ...................       6/3/08       (9,570,606)
    32,000,000   Czech Koruna ......................     11/26/07       (1,660,879)
    34,000,000   Danish Krone ......................      4/17/08       (6,500,941)
    70,000,000   Danish Krone ......................      5/14/08      (13,384,172)
    48,000,000   Danish Krone ......................      5/16/08       (9,177,712)
    83,000,000   Danish Krone ......................      5/23/08      (15,869,758)
    40,000,000   European Union Euro ...............      10/4/07      (56,894,941)
    45,000,000   European Union Euro ...............      10/9/07      (64,015,141)
    42,000,000   European Union Euro ...............     10/16/07      (59,758,354)
    20,000,000   European Union Euro ...............     10/18/07      (28,457,841)
    55,000,000   European Union Euro ...............     10/22/07      (78,267,215)
    68,000,000   European Union Euro ...............     11/13/07      (96,807,792)
    50,000,000   European Union Euro ...............      12/4/07      (71,204,237)
    30,000,000   European Union Euro ...............     12/17/07      (42,728,713)
   100,000,000   European Union Euro ...............     12/21/07     (142,435,371)
    38,000,000   European Union Euro ...............       1/8/08      (54,133,013)
    54,000,000   European Union Euro ...............      1/15/08      (76,929,082)
    55,000,000   European Union Euro ...............      1/16/08      (78,354,164)
    60,000,000   European Union Euro ...............      1/22/08      (85,480,338)
    60,000,000   European Union Euro ...............      1/25/08      (85,481,873)
    45,000,000   European Union Euro ...............      1/29/08      (64,112,939)
    30,000,000   European Union Euro ...............      2/19/08      (42,747,331)
    25,000,000   European Union Euro ...............      2/20/08      (35,622,989)
    35,000,000   European Union Euro ...............       3/3/08      (49,875,866)
   140,000,000   European Union Euro ...............      3/31/08     (199,534,515)
    20,000,000   European Union Euro ...............      4/17/08      (28,505,898)
    47,000,000   European Union Euro ...............      4/23/08      (66,989,661)
   100,000,000   European Union Euro ...............       5/5/08     (142,534,607)
    50,000,000   European Union Euro ...............      5/14/08      (71,268,584)
    45,000,000   European Union Euro ...............      5/16/08      (64,141,981)
    30,000,000   European Union Euro ...............      5/20/08      (42,761,662)
    82,000,000   European Union Euro ...............      5/23/08     (116,882,576)
   100,000,000   European Union Euro ...............       7/7/08     (142,552,793)
   100,000,000   European Union Euro ...............      7/15/08     (142,555,231)
   100,000,000   European Union Euro ...............      7/22/08     (142,557,365)
    30,000,000   European Union Euro ...............       8/7/08      (42,768,673)
   115,000,000   European Union Euro ...............       9/2/08     (163,955,695)
   145,000,000   European Union Euro ...............      9/15/08     (206,732,493)
   100,000,000   European Union Euro ...............      10/1/08     (142,581,736)
    26,000,000   Great Britain Pound Sterling ......      10/9/07      (52,958,844)
    20,000,000   Great Britain Pound Sterling ......     10/16/07      (40,731,370)
     6,000,000   Great Britain Pound Sterling ......     10/22/07      (12,217,816)
     9,500,000   Great Britain Pound Sterling ......     11/13/07      (19,334,592)
    34,500,000   Great Britain Pound Sterling ......     11/26/07      (70,192,179)
    23,000,000   Great Britain Pound Sterling ......     12/17/07      (46,773,978)
    11,000,000   Great Britain Pound Sterling ......       1/8/08      (22,356,897)
     7,000,000   Great Britain Pound Sterling ......      1/22/08      (14,220,766)
    24,000,000   Great Britain Pound Sterling ......      1/29/08      (48,746,026)
    20,000,000   Great Britain Pound Sterling ......      2/19/08      (40,594,472)
    12,000,000   Great Britain Pound Sterling ......      3/31/08      (24,324,768)
     7,000,000   Great Britain Pound Sterling ......      4/23/08      (14,178,951)
    12,000,000   Great Britain Pound Sterling ......      5/14/08      (24,290,342)
     5,000,000   Great Britain Pound Sterling ......      5/20/08      (10,119,020)
    30,000,000   Great Britain Pound Sterling ......       7/7/08      (60,620,193)
    16,000,000   Great Britain Pound Sterling ......      7/29/08      (32,307,784)

                                                        CONTRACT     MARKET VALUE
  CONTRACTS                                            VALUE DATE      (NOTE 2)
-------------                                          ----------   --------------

    22,000,000   Great Britain Pound Sterling ......      9/15/08     $(44,354,246)
    20,000,000   Great Britain Pound Sterling ......      10/1/08      (40,302,746)
   100,000,000   Hong Kong Dollar ..................     10/22/07      (12,869,599)
    90,000,000   Hong Kong Dollar ..................     12/17/07      (11,588,879)
   100,000,000   Hong Kong Dollar ..................       1/8/08      (12,879,100)
   120,000,000   Hong Kong Dollar ..................      1/15/08      (15,455,655)
   135,000,000   Hong Kong Dollar ..................      2/20/08      (17,391,861)
   170,000,000   Hong Kong Dollar ..................      5/14/08      (21,908,965)
   130,000,000   Hong Kong Dollar ..................      5/23/08      (16,754,318)
   210,000,000   Hong Kong Dollar ..................      7/29/08      (27,069,542)
   165,000,000   Hong Kong Dollar ..................      8/19/08      (21,270,129)
   195,000,000   Hong Kong Dollar ..................       9/2/08      (25,138,374)
    55,000,000   Hong Kong Dollar ..................      10/2/08       (7,090,766)
 2,300,000,000   Japanese Yen ......................     10/16/07      (20,042,088)
 3,000,000,000   Japanese Yen ......................      1/29/08      (26,460,848)
 2,000,000,000   Japanese Yen ......................      4/17/08      (17,779,099)
 3,550,000,000   Japanese Yen ......................      5/16/08      (31,642,760)
 5,600,000,000   Japanese Yen ......................      5/23/08      (49,947,759)
 4,000,000,000   Japanese Yen ......................      6/16/08      (35,756,594)
 3,000,000,000   Japanese Yen ......................      8/19/08      (26,978,006)
 2,500,000,000   Japanese Yen ......................       9/2/08      (22,511,155)
   900,000,000   Japanese Yen ......................      9/16/08       (8,114,657)
   135,000,000   Mexican Peso ......................     10/18/07      (12,328,673)
   206,000,000   Mexican Peso ......................     12/17/07      (18,738,744)
   130,000,000   Mexican Peso ......................       1/8/08      (11,806,476)
   265,000,000   Mexican Peso ......................      1/15/08      (24,053,660)
   195,000,000   Mexican Peso ......................      1/16/08      (17,698,456)
   145,000,000   Mexican Peso ......................      1/29/08      (13,146,810)
   125,000,000   Mexican Peso ......................      3/31/08      (11,277,320)
   264,000,000   Mexican Peso ......................       4/4/08      (23,809,118)
   170,000,000   Mexican Peso ......................      4/17/08      (15,313,696)
   295,000,000   Mexican Peso ......................      5/16/08      (26,504,611)
   165,000,000   Mexican Peso ......................      5/20/08      (14,819,294)
   145,000,000   Mexican Peso ......................       9/2/08      (12,901,478)
    45,000,000   Norwegian Krone ...................      10/4/07       (8,298,757)
    74,000,000   Norwegian Krone ...................     10/22/07      (13,644,965)
   135,000,000   Norwegian Krone ...................      1/29/08      (24,861,697)
   100,000,000   Norwegian Krone ...................      5/16/08      (18,366,904)
   115,000,000   Norwegian Krone ...................      6/11/08      (21,105,754)
   145,000,000   Norwegian Krone ...................      9/16/08      (26,535,736)
    18,000,000   Singapore Dollar ..................      10/9/07      (12,135,742)
    21,000,000   Singapore Dollar ..................     11/13/07      (14,195,642)
    27,000,000   Singapore Dollar ..................     11/14/07      (18,252,907)
    40,000,000   Singapore Dollar ..................      1/15/08      (27,158,800)
    13,000,000   Singapore Dollar ..................      1/16/08       (8,827,156)
    30,000,000   Singapore Dollar ..................      1/25/08      (20,381,707)
    36,000,000   Singapore Dollar ..................      1/29/08      (24,464,105)
    22,000,000   Singapore Dollar ..................      2/19/08      (14,969,748)
    30,000,000   Singapore Dollar ..................      3/31/08      (20,464,196)
    16,500,000   Singapore Dollar ..................      4/23/08      (11,268,568)
    15,000,000   Singapore Dollar ..................      8/19/08      (10,306,445)
    65,000,000   Singapore Dollar ..................      9/16/08      (44,725,796)
    15,000,000   Singapore Dollar ..................      10/2/08      (10,329,945)
11,250,000,000   South Korean Won ..................      10/4/07      (12,295,888)
28,000,000,000   South Korean Won ..................      10/9/07      (30,608,954)
35,000,000,000   South Korean Won ..................     10/18/07      (38,274,373)
22,300,000,000   South Korean Won ..................     11/13/07      (24,411,960)
30,000,000,000   South Korean Won ..................     12/26/07      (32,898,825)
17,000,000,000   South Korean Won ..................      1/31/08      (18,659,333)
34,000,000,000   South Korean Won ..................       3/7/08      (37,351,464)
10,151,200,000   South Korean Won ..................      4/23/08      (11,159,103)
30,000,000,000   South Korean Won ..................      5/16/08      (32,983,766)
18,000,000,000   South Korean Won ..................       7/7/08      (19,797,177)
21,000,000,000   South Korean Won ..................      9/25/08      (23,108,857)
    40,000,000   Swiss Franc .......................      10/1/07      (34,248,892)
    25,000,000   Swiss Franc .......................      10/4/07      (21,410,672)
    25,000,000   Swiss Franc .......................      10/9/07      (21,419,202)
    27,000,000   Swiss Franc .......................     10/16/07      (23,145,648)
    20,000,000   Swiss Franc .......................     10/22/07      (17,153,129)
    37,000,000   Swiss Franc .......................     11/13/07      (31,784,615)
    25,000,000   Swiss Franc .......................      12/4/07      (21,507,511)
    25,000,000   Swiss Franc .......................     12/21/07      (21,531,822)

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2007 (Unaudited)

                                                        CONTRACT      MARKET VALUE
   CONTRACTS                                           VALUE DATE       (NOTE 2)
--------------                                         ----------   ----------------
FORWARD EXCHANGE CONTRACTS TO SELL
    34,000,000   Swiss Franc .......................       1/8/08       $(29,314,216)
    20,000,000   Swiss Franc .......................      1/15/08        (17,250,278)
    13,000,000   Swiss Franc .......................      1/29/08        (11,221,299)
    50,000,000   Swiss Franc .......................      1/31/08        (43,163,580)
    25,000,000   Swiss Franc .......................      2/19/08        (21,604,327)
    31,000,000   Swiss Franc .......................       3/3/08        (26,808,552)
    50,000,000   Swiss Franc .......................      3/31/08        (43,304,141)
    24,000,000   Swiss Franc .......................      4/17/08        (20,801,668)
    24,000,000   Swiss Franc .......................      4/23/08        (20,807,209)
    41,000,000   Swiss Franc .......................      7/15/08        (35,677,222)
    13,000,000   Swiss Franc .......................      7/22/08        (11,315,833)
    27,000,000   Swiss Franc .......................      7/29/08        (23,509,477)
    90,000,000   Swiss Franc .......................       8/7/08        (78,396,502)
    30,000,000   Swiss Franc .......................       9/2/08        (26,162,623)
    75,000,000   Swiss Franc .......................      9/16/08        (65,447,630)
    65,000,000   Swiss Franc .......................      9/25/08        (56,743,453)
    40,000,000   Swiss Franc .......................      10/2/08        (34,929,251)
                                                                     ----------------

TOTAL (Contract Amount $5,468,077,936) .............                 $(5,715,105,357)
                                                                     ================

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                       This page left blank intentionally.

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                                                         MARKET VALUE
    SHARES                                                                                 (NOTE 2)
--------------                                                                          ---------------
                 COMMON STOCKS--95.4%

                 FRANCE--1.8%
       220,000   Sanofi-Aventis, ADR ................................................        $9,332,400
                                                                                        ---------------
                 ITALY--1.0%
       253,300   Mediaset SPA .......................................................         2,608,072
       264,000   Mondadori (Arnoldo) Editore SPA ....................................         2,547,415
                                                                                        ---------------
                                                                                              5,155,487
                                                                                        ---------------
                 NETHERLANDS--12.9%
       389,179   ABN AMRO Holding NV,
                   Sponsored ADR ....................................................        20,431,898
       608,000   Heineken Holding NV ................................................        34,759,656
       323,571   Unilever NV, ADR ...................................................         9,982,165
                                                                                        ---------------
                                                                                             65,173,719
                                                                                        ---------------
                 SOUTH KOREA--2.7%
       467,163   SK Telecom Company, Ltd., ADR ......................................        13,874,741
                                                                                        ---------------
                 SWITZERLAND--7.5%
       337,400   Nestle SA, Registered, Sponsored ADR ...............................        37,763,259
                                                                                        ---------------
                 UNITED KINGDOM--8.8%
       424,535   Barclays PLC .......................................................         5,150,674
       276,000   Diageo PLC, Sponsored ADR ..........................................        24,213,480
       487,000   Lloyds TSB Group PLC ...............................................         5,382,667
       308,880   Unilever PLC, Sponsored ADR ........................................         9,782,230
                                                                                        ---------------
                                                                                             44,529,051
                                                                                        ---------------
                 UNITED STATES--60.7%
       337,358   American Express Company ...........................................        20,028,944
       293,361   American International Group, Inc. .................................        19,845,872
        63,462   American National Insurance Company ................................         8,348,426
        15,200   Anheuser-Busch Companies, Inc. .....................................           759,848
       213,245   Bank of America Corporation ........................................        10,719,826
        59,500   Bausch & Lomb, Inc. ................................................         3,808,000
       858,590   Comcast Corporation, Special Class A +. ............................        20,571,816
       164,671   Con-Way, Inc. ......................................................         7,574,866
        10,000   ConocoPhillips .....................................................           877,700
        45,780   Dollar Thrifty Automotive Group Inc. + .............................         1,588,108
       130,375   Electronic Data Systems Corporation ................................         2,847,390
       494,736   Federated Investors Inc., Class B ..................................        19,641,019
        72,560   FinishMaster Inc. + ................................................         2,213,080
       238,515   Freddie Mac ........................................................        14,074,770
       368,836   Great American Financial
                   Resources Inc. ...................................................         9,043,859
       330,342   Home Depot, Inc. ...................................................        10,716,295
        69,124   Johnson & Johnson ..................................................         4,541,447
       357,000   Leucadia National Corporation ......................................        17,214,540
        56,652   National Western Life Insurance
                   Company, Class A .................................................        14,500,646
        98,000   Norfolk Southern Corporation .......................................         5,087,180
       256,169   PNC Financial Services Group Inc. ..................................        17,445,109
       375,495   Popular Inc. .......................................................         4,611,079
        55,225   Ramco-Gershenson Properties
                   Trust, REIT ......................................................         1,725,229
       185,088   Rayonier Inc., REIT ................................................         8,891,628
       652,429   Sun-Times Media Group Inc., Class A ................................         1,481,014
       253,376   Torchmark Corporation ..............................................        15,790,392
       291,487   Transatlantic Holdings Inc. ........................................        20,500,281

                                                                                         MARKET VALUE
    SHARES                                                                                 (NOTE 2)
--------------                                                                          ---------------
                 UNITED STATES--(CONTINUED)
       251,579   UniFirst Corporation ...............................................   $     9,424,149
       276,425   Wal-Mart Stores, Inc. ..............................................        12,065,951
       620,600   Wells Fargo & Company ..............................................        22,105,772
                                                                                        ---------------
                                                                                            308,044,236
                                                                                        ---------------

                 TOTAL COMMON STOCKS
                 (COST $237,558,245) ................................................       483,872,893
                                                                                        ---------------

FACE VALUE
--------------
                 U.S. TREASURY BILLS--2.9%
$    7,000,000   4.685% * due 11/08/07 ++ ...........................................         6,971,714
     5,500,000   3.980% * due 2/07/08 ...............................................         5,424,083
     2,500,000   4.020% * due 2/28/08 ++ ............................................         2,459,270
                                                                                        ---------------

                 TOTAL U.S. TREASURY BILLS
                 (COST $14,829,479) .................................................        14,855,067
                                                                                        ---------------
                 REPURCHASE AGREEMENT--2.4%
                 (COST $12,428,000)

    12,428,000   Agreement with UBS Warburg LLC,
                 3.900% dated 9/28/07, to be repurchased
                 at $12,432,039 on 10/1/07, collateralized by
                 $12,219,000 U.S. Treasury Note, 4.750%
                 due 5/31/12
                 (market value $12,677,213) .........................................        12,428,000
                                                                                        ---------------
TOTAL INVESTMENTS
   (COST $264,815,724**) ..................................................    100.7%       511,155,960
UNREALIZED DEPRECIATION ON
   FORWARD CONTRACTS (NET) ................................................     (0.7)        (3,886,777)
OTHER ASSETS AND LIABILITIES (NET) ........................................      0.0+++         157,869
                                                                              ------    ---------------
NET ASSETS ................................................................    100.0%   $   507,427,052
                                                                              ======    ===============

----------
*     RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
**    AGGREGATE COST FOR FEDERAL TAX PURPOSES.
+     NON-INCOME PRODUCING SECURITY.
++ AT SEPTEMBER 30, 2007, LIQUID ASSETS TOTALLING $3,953,209 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.
+++   AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
REIT -- REAL ESTATE INVESTMENT TRUST

                       SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
September 30, 2007 (Unaudited)

                                                                       PERCENTAGE OF     MARKET VALUE
SECTOR DIVERSIFICATION                                                  NET ASSETS         (NOTE 2)
-----------------------                                                -------------    ---------------
COMMON STOCKS:
Insurance .........................................................        20.7%           $105,244,016
Banking ...........................................................        17.0              85,847,025
Beverages .........................................................        11.8              59,732,984
Food ..............................................................        11.3              57,527,654
Diversified Financial Services ....................................        10.6              53,744,733
Retail ............................................................         6.4              32,206,395
Broadcast, Radio and TV ...........................................         4.6              23,179,888
Telecommunications ................................................         2.7              13,874,741
Transportation ....................................................         2.5              12,662,046
Pharmaceuticals ...................................................         1.8               9,332,400
Basic Industries ..................................................         1.8               8,891,628
Health Care .......................................................         1.6               8,349,447
Media .............................................................         0.8               4,028,429
Computer Services .................................................         0.6               2,847,390
Distribution ......................................................         0.4               2,213,080
Real Estate .......................................................         0.3               1,725,229
Automotive Parts ..................................................         0.3               1,588,108
Energy ............................................................         0.2                 877,700
                                                                          -----         ---------------
TOTAL COMMON STOCKS ...............................................        95.4             483,872,893
                                                                          -----         ---------------
U.S. TREASURY BILLS ...............................................         2.9              14,855,067
REPURCHASE AGREEMENT ..............................................         2.4              12,428,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS ......................        (0.7)             (3,886,777)
OTHER ASSETS AND LIABILITIES (NET) ................................         0.0+                157,869
                                                                          -----         ---------------
NET ASSETS ........................................................       100.0%           $507,427,052
                                                                          =====         ===============

----------
+     AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

                       SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
September 30, 2007 (Unaudited)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE-CHART IN THE PRINTED MATERIAL.]

ITALY                            1%
NETHERLANDS                     13%
SOUTH KOREA                      3%
SWITZERLAND                      7%
UNITED KINGDOM                   9%
UNITED STATES                   60%
CASH EQUIVALENTS                 5%
FRANCE                           2%

                       SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
September 30, 2007 (Unaudited)

                                                                            CONTRACT      MARKET VALUE
CONTRACTS                                                                  VALUE DATE       (NOTE 2)
---------                                                                  ----------    ---------------
FORWARD EXCHANGE CONTRACTS TO BUY
       600,000   Great Britain Pound Sterling ..........................     12/17/07         $1,220,191
       500,000   Great Britain Pound Sterling ..........................       4/4/08          1,013,401
     2,500,000   Great Britain Pound Sterling ..........................      4/23/08          5,063,911
                                                                                         ---------------

TOTAL (Contract Amount $7,256,600) .....................................                      $7,297,503
                                                                                         ===============
FORWARD EXCHANGE CONTRACTS TO SELL
     6,000,000   European Union Euro ...................................      10/4/07       $(8,534,241)
     3,000,000   European Union Euro ...................................     11/14/07        (4,271,003)
     1,900,000   European Union Euro ...................................     12/17/07        (2,706,152)
       750,000   European Union Euro ...................................       1/8/08        (1,068,415)
     4,000,000   European Union Euro ...................................      1/22/08        (5,698,689)
     1,500,000   European Union Euro ...................................       3/3/08        (2,137,537)
     1,650,000   European Union Euro ...................................      3/31/08        (2,351,657)
     1,700,000   European Union Euro ...................................      5/14/08        (2,423,132)
     5,250,000   European Union Euro ...................................      7/14/08        (7,484,133)
     8,000,000   European Union Euro ...................................      7/22/08       (11,404,589)
       600,000   Great Britain Pound Sterling ..........................     12/17/07        (1,220,191)
       500,000   Great Britain Pound Sterling ..........................       4/4/08        (1,013,402)
     4,500,000   Great Britain Pound Sterling ..........................      4/23/08        (9,115,040)
     1,800,000   Great Britain Pound Sterling ..........................      5/14/08        (3,643,551)
     4,000,000   Great Britain Pound Sterling ..........................      7/22/08        (8,078,774)
 9,850,000,000   South Korean Won ......................................       3/7/08       (10,820,939)
 1,700,000,000   South Korean Won ......................................      5/14/08        (1,869,055)
     3,000,000   Swiss Franc ...........................................      10/4/07        (2,569,281)
     2,000,000   Swiss Franc ...........................................      1/25/08        (1,725,975)
     5,000,000   Swiss Franc ...........................................       3/3/08        (4,323,960)
     1,500,000   Swiss Franc ...........................................      4/16/08        (1,300,046)
     4,000,000   Swiss Franc ...........................................      5/14/08        (3,471,104)
     2,500,000   Swiss Franc ...........................................      7/22/08        (2,176,122)
     2,500,000   Swiss Franc ...........................................       9/2/08        (2,180,219)
                                                                                         ---------------

TOTAL (Contract Amount $97,659,527) ....................................                  $(101,587,207)
                                                                                         ===============

                       SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                                                         MARKET VALUE
SHARES                                                                                     (NOTE 2)
------                                                                                  ---------------
                 COMMON STOCKS--78.3%
                 CANADA--1.7%
         9,225   IGM Financial, Inc. ................................................          $488,311
                                                                                        ---------------
                 FRANCE--4.0%
        14,300   Total SA ...........................................................         1,159,602
                                                                                        ---------------
                 GERMANY--6.0%
        30,000   Deutsche Post AG ...................................................           870,356
         4,545   Muenchener Rueckversicherungs-
                    Gesellschaft AG .................................................           871,110
                                                                                        ---------------
                                                                                              1,741,466
                                                                                        ---------------
                 IRELAND--3.3%
       262,000   Independent News & Media PLC .......................................           972,496
                                                                                        ---------------
                 ITALY--6.9%
        31,200   Eni SPA ............................................................         1,153,206
        83,800   Mediaset SPA .......................................................           862,836
                                                                                        ---------------
                                                                                              2,016,042
                                                                                        ---------------
                 MEXICO--2.9%
       231,825   Embotelladoras Arca SA de CV .......................................           859,487
                                                                                        ---------------
                 NETHERLANDS--6.9%
        19,350   ING Groep NV, CVA ..................................................           856,655
        37,500   Unilever NV, CVA ...................................................         1,154,609
                                                                                        ---------------
                                                                                              2,011,264
                                                                                        ---------------
                 SPAIN--2.9%
        30,900   Telefonica SA ......................................................           862,630
                                                                                        ---------------

                                                                                          MARKET VALUE
SHARES                                                                                      (NOTE 2)
------                                                                                  ---------------
                 UNITED KINGDOM--19.2%
        71,675   Barclays PLC .......................................................          $869,598
        99,300   BP PLC .............................................................         1,148,111
        38,200   GlaxoSmithKline PLC ................................................         1,009,421
        31,300   HSBC Holdings PLC ..................................................           576,795
       105,000   Lloyds TSB Group PLC ...............................................         1,160,534
        56,000   Pearson PLC ........................................................           864,250
                                                                                        ---------------
                                                                                              5,628,709
                                                                                        ---------------
                 UNITED STATES--24.5%
        16,625   Altria Group, Inc. .................................................         1,155,936
        22,850   Bank of America Corporation ........................................         1,148,670
        17,145   Genuine Parts Company ..............................................           857,250
        37,165   Masco Corporation ..................................................           861,113
        18,000   Reynolds American Inc. .............................................         1,144,620
        35,115   US Bancorp .........................................................         1,142,291
        17,650   UST Inc. ...........................................................           875,440
                                                                                        ---------------
                                                                                              7,185,320
                                                                                        ---------------

                 TOTAL COMMON STOCKS
                 (COST $22,717,972). ................................................        22,925,327
                                                                                        ---------------
TOTAL INVESTMENTS
(COST $22,717,972*) .........................................................    78.3%       22,925,327
OTHER ASSETS AND LIABILITIES (NET) ..........................................    21.7         6,363,918
                                                                                -----   ---------------
NET ASSETS ..................................................................   100.0%  $    29,289,245
                                                                                =====   ===============

----------
*    AGGREGATE COST FOR FEDERAL TAX PURPOSES.

ABBREVIATION:

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                       SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
September 30, 2007 (Unaudited)

                                                                        PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                                                    NET ASSETS       (NOTE 2)
---------------------------------------------------------------------   -------------   ---------------
COMMON STOCKS:
Banking .............................................................            16.7%       $4,897,888
Energy ..............................................................            11.9         3,460,919
Tobacco .............................................................            10.9         3,175,996
Media ...............................................................             9.2         2,699,582
Insurance ...........................................................             6.0         1,727,765
Food ................................................................             3.9         1,154,609
Pharmaceuticals .....................................................             3.4         1,009,421
Transportation ......................................................             3.0           870,356
Telecommunications ..................................................             2.9           862,630
Building Materials ..................................................             2.9           861,113
Beverages ...........................................................             2.9           859,487
Wholesale ...........................................................             2.9           857,250
Diversified Financial Services ......................................             1.7           488,311
                                                                                -----   ---------------
TOTAL COMMON STOCKS .................................................            78.3        22,925,327
                                                                                -----   ---------------
OTHER ASSETS AND LIABILITIES (NET) ..................................            21.7         6,363,918
                                                                                -----   ---------------
NET ASSETS...........................................................           100.0%      $29,289,245
                                                                                =====   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
September 30, 2007 (Unaudited)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                        CANADA                    2%
                        FRANCE                    4%
                        GERMANY                   6%
                        IRELAND                   3%
                        ITALY                     7%
                        MEXICO                    3%
                        NETHERLANDS               7%
                        SPAIN                     3%
                        UNITED KINGDOM           19%
                        UNITED STATES            24%
                        CASH EQUIVALENTS         22%

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2007 (Unaudited)

                                                                                                                 WORLDWIDE HIGH
                                                                              GLOBAL VALUE         VALUE         DIVIDEND YIELD
                                                                                  FUND              FUND           VALUE FUND
                                                                            ----------------   --------------   ----------------
ASSETS
   Investments, at cost .................................................   $  4,605,373,901   $  264,815,724   $     22,717,972
                                                                            ================   ==============   ================
   Investments, at value (Note 2)
      Securities ........................................................   $  8,042,753,940   $  498,727,960   $     22,925,327
      Repurchase Agreements .............................................        483,451,000       12,428,000                 --
                                                                            ----------------   --------------   ----------------
   Total Investments ....................................................      8,526,204,940      511,155,960         22,925,327
   Cash .................................................................                377              184         10,112,172
   Foreign currency (a) .................................................             14,486               13            193,475
   Dividends and interest receivable ....................................         15,377,650          555,144             28,027
   Receivable for investment securities sold ............................          5,833,981          110,594                 --
   Recoverable foreign withholding taxes ................................          4,511,404               --                 --
   Receivable for Fund shares sold. .....................................          3,120,970               --          1,966,694
   Receivable from Advisor ..............................................                 --               --              3,735
   Unrealized appreciation of forward exchange contracts (Note 2) .......          1,235,221           43,729                 --
   Prepaid expense ......................................................            179,987           11,005             51,489
                                                                            ----------------   --------------   ----------------
      TOTAL ASSETS ......................................................      8,556,479,016      511,876,629         35,280,919
                                                                            ----------------   --------------   ----------------

LIABILITIES
   Unrealized depreciation of forward exchange contracts (Note 2) .......   $    248,210,115   $    3,930,506   $             --
   Payable for Fund shares redeemed .....................................         18,451,510           87,841              5,000
   Payable for investment securities purchased ..........................                 --               --          5,973,911
   Investment advisory fee payable (Note 3) .............................          5,265,730          324,937                 --
   Custodian fees payable (Note 3) ......................................            686,450            6,479              3,939
   Transfer agent fees payable (Note 3) .................................            356,955           31,780              2,773
   Administration and accounting fees payable (Note 3) ..................            146,245            8,998                413
   Accrued expenses and other payables ..................................            619,271           59,036              5,638
                                                                            ----------------   --------------   ----------------
      TOTAL LIABILITIES .................................................        273,735,675        4,449,577          5,991,674
                                                                            ----------------   --------------   ----------------
NET ASSETS ..............................................................   $  8,282,743,341   $  507,427,052   $     29,289,245
                                                                            ================   ==============   ================

NET ASSETS CONSIST OF
   Undistributed net investment income ..................................   $    115,999,743   $    3,116,888   $         12,420
   Accumulated net realized gain on securities, forward exchange
     contracts and foreign currencies ...................................        704,649,283       35,208,988                637

   Net unrealized appreciation of securities, forward exchange
     contracts, foreign currencies and net other assets .................      3,674,107,300      242,453,461            195,993
   Par value. ...........................................................             24,353            1,959                289
   Paid-in capital in excess of par value ...............................      3,787,962,662      226,645,756         29,079,906
                                                                            ----------------   --------------   ----------------
      TOTAL NET ASSETS ..................................................   $  8,282,743,341   $  507,427,052   $     29,289,245
                                                                            ================   ==============   ================
CAPITAL STOCK, (common stock outstanding) ...............................        243,526,421       19,590,830          2,894,902
                                                                            ================   ==============   ================
NET ASSET VALUE, offering and redemption price per share ................   $          34.01   $        25.90   $          10.12
                                                                            ================   ==============   ================

----------
(a) Foreign currency held at cost for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund were $14,459, $11 and $202,609, respectively.

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2007 (Unaudited)


                                                                                                                  WORLDWIDE HIGH
                                                                              GLOBAL VALUE         VALUE          DIVIDEND YIELD
                                                                                  FUND              FUND            VALUE FUND(a)
                                                                            ----------------   --------------   ----------------
INVESTMENT INCOME
   Dividends ............................................................   $    149,940,514   $    5,795,472   $         31,922
   Foreign withholding taxes ............................................        (16,143,294)        (383,458)              (411)
   Interest .............................................................         21,335,543        1,257,908                 --
                                                                            ----------------   --------------   ----------------
         TOTAL INVESTMENT INCOME ........................................        155,132,763        6,669,922             31,511
                                                                            ----------------   --------------   ----------------
EXPENSES
   Investment advisory fee (Note 3) .....................................         53,114,475        3,265,726             17,408
   Custodian fees (Note 3) ..............................................          2,312,169           19,671              3,939
   Transfer agent fees (Note 3) .........................................            966,081          123,465              2,773
   Administration and accounting fees (Note 3) ..........................            912,998           56,635                413
   Legal and audit fees .................................................            150,121            9,551                421
   Directors' fees and expenses (Note 3) ................................            119,497           30,222              3,551
   Other ................................................................            415,613           47,764             11,729
                                                                            ----------------   --------------   ----------------
         Total Expenses before waivers ..................................         57,990,954        3,553,034             40,234
                                                                            ----------------   --------------   ----------------
   Less: Investment advisory fees waived and/or expenses reimbursed
     (Note 3) ...........................................................                 --               --            (21,143)
                                                                            ----------------   --------------   ----------------
         NET EXPENSES ...................................................         57,990,954        3,553,034             19,091
                                                                            ----------------   --------------   ----------------
NET INVESTMENT INCOME ...................................................         97,141,809        3,116,888             12,420
                                                                            ----------------   --------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(Notes 2 and 4):
   Net realized gain (loss) on:
      Securities ........................................................        488,786,268       14,930,414                 --
      Forward exchange contracts ........................................        (96,465,956)      (2,009,749)                --
      Foreign currencies and net other assets ...........................           (332,813)          31,735                637
                                                                            ----------------   --------------   ----------------
      Net realized gain on investments during the period ................        391,987,499       12,952,400                637
                                                                            ----------------   --------------   ----------------
   Net unrealized appreciation (depreciation) of:
      Securities ........................................................        104,429,661       11,648,287            205,126
      Forward exchange contracts ........................................       (156,320,275)      (1,843,980)                --
      Foreign currencies and net other assets ...........................             61,167                2             (9,133)
                                                                            ----------------   --------------   ----------------
Net unrealized appreciation (depreciation) of investments during the
  period ................................................................        (51,829,447)       9,804,309            195,993
                                                                            ----------------   --------------   ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .........................        340,158,052       22,756,709            196,630
                                                                            ----------------   --------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................   $    437,299,861   $   25,873,597   $        209,050
                                                                            ================   ==============   ================

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                     WORLDWIDE HIGH
                                                                                                                     DIVIDEND YIELD
                                                             GLOBAL VALUE FUND                  VALUE FUND             VALUE FUND
                                                     --------------------------------  ----------------------------  --------------
                                                        SIX MONTHS                       SIX MONTHS                      PERIOD
                                                          ENDED                             ENDED                         ENDED
                                                        9/30/2007        YEAR ENDED      9/30/2007      YEAR ENDED    9/30/2007 (a)
                                                       (UNAUDITED)       3/31/2007      (UNAUDITED)     3/31/2007      (UNAUDITED)
                                                     ---------------  ---------------  -------------  -------------  --------------
Net investment income. ............................  $    97,141,809  $   121,325,157  $   3,116,888  $   4,239,259  $       12,420
Net realized gain on securities, forward
  exchange contracts and currency
  transactions during the period. .................      391,987,499      531,631,518     12,952,400     48,644,928             637
Net unrealized appreciation (depreciation)
  of securities, forward exchange contracts,
  foreign currencies and net other assets
  during the period ...............................      (51,829,447)     539,412,026      9,804,309      1,187,224         195,993
                                                     ---------------  ---------------  -------------  -------------  --------------
Net increase in net assets resulting from
  operations. .....................................      437,299,861    1,192,368,701     25,873,597     54,071,411         209,050

DISTRIBUTIONS:
Dividends to shareholders from net
  investment income. ..............................               --     (113,448,043)            --     (5,549,495)             --
Distributions to shareholders from net
  realized gain on investments. ...................               --      (92,487,665)            --    (39,621,758)             --
Net increase (decrease) in net assets from
  Fund share transactions. ........................     (478,358,971)    (723,921,015)   (33,973,117)   (41,542,642)     29,080,195
Redemption Fees. ..................................          113,766          214,209             --             --              --
                                                     ---------------  ---------------  -------------  -------------  --------------
Net increase (decrease) in net assets .............      (40,945,344)     262,726,187     (8,099,520)   (32,642,484)     29,289,245

NET ASSETS
Beginning of period. ..............................    8,323,688,685    8,060,962,498    515,526,572    548,169,056              --
                                                     ---------------  ---------------  -------------  -------------  --------------
End of period .....................................  $ 8,282,743,341  $ 8,323,688,685  $ 507,427,052  $ 515,526,572  $   29,289,245
                                                     ===============  ===============  =============  =============  ==============
Undistributed Net Investment Income
   at end of period/year ..........................  $   115,999,743  $    18,857,934  $   3,116,888  $          --  $       12,420
                                                     ===============  ===============  =============  =============  ==============

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
TWEEDY, BROWNE GLOBAL VALUE FUND
For a Fund share outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED            YEAR            YEAR            YEAR            YEAR           YEAR
                                          9/30/07          ENDED           ENDED           ENDED           ENDED          ENDED
                                        (UNAUDITED)       3/31/07         3/31/06         3/31/05         3/31/04        3/31/03
                                       ------------     -----------     -----------     -----------     -----------    -----------
Net asset value, beginning of
  period ...........................   $      32.31     $     28.56     $     24.08     $     21.23     $     14.44    $     19.79
                                       ------------     -----------     -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............           0.40            0.47            0.34            0.31(a)         0.20           0.19
Net realized and unrealized gain
  (loss) on investments ............           1.30            4.06            4.51            2.81            6.78          (5.07)
                                       ------------     -----------     -----------     -----------     -----------    -----------
   Total from investment
     operations ....................           1.70            4.53            4.85            3.12            6.98          (4.88)
                                       ------------     -----------     -----------     -----------     -----------    -----------
DISTRIBUTIONS:
Dividends from net investment
  income ...........................             --           (0.43)          (0.37)          (0.27)          (0.20)         (0.20)
Distributions from net realized
  gains ............................             --           (0.35)             --              --              --          (0.27)
                                       ------------     -----------     -----------     -----------     -----------    -----------
Total distributions ................             --           (0.78)          (0.37)          (0.27)          (0.20)         (0.47)
                                       ------------     -----------     -----------     -----------     -----------    -----------
Redemption fees ....................           0.00(b)         0.00(b)         0.00(b)         0.00(b)         0.01             --
                                       ------------     -----------     -----------     -----------     -----------    -----------
Net asset value, end of period .....   $      34.01     $     32.31     $     28.56     $     24.08     $     21.23    $     14.44
                                       ============     ===========     ===========     ===========     ===========    ===========
Total return (c) ...................           5.26%          16.01%          20.24%          14.75%          48.53%        (24.86)%
                                       ============     ===========     ===========     ===========     ===========    ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000s) ........................   $  8,282,743     $ 8,323,689     $ 8,060,962     $ 6,707,322     $ 5,352,702    $ 3,736,624
Ratio of operating expenses to
  average net assets ...............           1.36%(d)        1.37%           1.38%           1.39%           1.39%          1.37%
Ratio of net investment income to
  average net assets ...............           2.29%(d)        1.53%           1.33%           1.41%(a)        1.08%          1.17%
Portfolio turnover rate ............              2%             13%              6%             13%              8%             8%

----------
(a) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.78% per share.
(b) Amount represents less than $0.01 per share.
(c) Total return represents aggregate total return for the periods indicated.
(d) Annualized.

--------------------------------------------------------------------------------

TWEEDY, BROWNE VALUE FUND
For a Fund share outstanding throughout each period.

                                       SIX MONTHS
                                          ENDED            YEAR            YEAR            YEAR            YEAR           YEAR
                                         9/30/07          ENDED           ENDED           ENDED           ENDED          ENDED
                                       (UNAUDITED)       3/31/07         3/31/06         3/31/05         3/31/04        3/31/03
                                       -----------     -----------     -----------     -----------     -----------    -----------
Net asset value, beginning of
  period ...........................   $     24.65     $     24.27     $     24.67     $     24.38     $     18.53    $     24.08
                                       -----------     -----------     -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............          0.16            0.21            0.30(a)         0.35(b)         0.27           0.13
Net realized and unrealized gain
  (loss) on investments ............          1.09            2.38            1.49            0.69            5.68          (5.21)
                                       -----------     -----------     -----------     -----------     -----------    -----------
   Total from investment
     operations ....................          1.25            2.59            1.79            1.04            5.95          (5.08)
                                       -----------     -----------     -----------     -----------     -----------    -----------
DISTRIBUTIONS:
Dividends from net investment
  income. ..........................            --           (0.27)          (0.33)          (0.39)          (0.10)         (0.10)
Distributions from net realized
  gains ............................            --           (1.94)          (1.86)          (0.36)             --          (0.37)
                                       -----------     -----------     -----------     -----------     -----------    -----------
   Total distributions .............            --           (2.21)          (2.19)          (0.75)          (0.10)         (0.47)
                                       -----------     -----------     -----------     -----------     -----------    -----------
Net asset value, end of period .....   $     25.90     $     24.65     $     24.27     $     24.67     $     24.38    $     18.53
                                       ===========     ===========     ===========     ===========     ===========    ===========
Total return (c) ...................          5.07%          10.76%           7.41%           4.18%          32.13%        (21.16)%
                                       ===========     ===========     ===========     ===========     ===========    ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000s) ........................   $   507,427     $   515,527     $   548,169     $   659,077     $   728,668    $   659,884
Ratio of operating expenses to
  average net assets ...............          1.36%(d)        1.38%           1.36%           1.37%           1.38%          1.36%
Ratio of net investment income to
  average net assets ...............          1.19%(d)        0.80%           1.08%(a)        1.30%(b)        1.09%          0.59%
Portfolio turnover rate ............             5%              9%              9%              4%              3%             8%

----------
(a) For year ended 3/31/06, investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.88% per share.
(b) For year ended 3/31/05, investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.45% per share.
(c) Total return represents aggregate total return for the periods indicated.
(d) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
For a Fund share outstanding throughout the period.

                                                                    PERIOD
                                                                     ENDED
                                                                  9/30/07 (a)
                                                                  (UNAUDITED)
                                                                  -----------
Net asset value, beginning of period ..........................    $ 10.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................................       0.00 (b)
Net realized and unrealized gain (loss) on
   investments ................................................       0.12
                                                                   -------
   Total from investment operations ...........................       0.12
                                                                   -------
DISTRIBUTIONS:
Dividends from net investment income...........................         --
Distributions from net realized gains .........................         --
                                                                   -------
Total distributions............................................         --
                                                                   -------
Redemption fees ...............................................         --
                                                                   -------
Net asset value, end of period ................................     $10.12
                                                                   =======
Total return (c)..............................................        1.20%
                                                                   =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s) ...........................    $29,289
Ratio of operating expenses to average net assets .............       1.37% (d)
Ratio of operating expenses to average net assets excluding
   waivers and/or reimbursement of expenses....................       2.89% (d)
Ratio of net investment income to average net assets ..........       0.89% (d)
Portfolio turnover rate .......................................          0%

----------
(a) The Tweedy, Browne Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007.
(b)   Amount represents less than $0.01 per share.
(c)   Total return  represents  aggregate total return for the period indicated.
(d)   Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

      Tweedy, Browne Fund Inc. (the "Company") is an open-end management investment company registered with the United States (U.S.) Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund ("Global Value Fund"),Tweedy, Browne Value Fund ("Value Fund"), and Tweedy, Browne Worldwide High Dividend Yield Value Fund ("Worldwide High Dividend Yield Value Fund"), (collectively, the "Funds"), are each a diversified series of the Company.

The Funds commenced operations as follows:

--------------------------------------------------------------------------------
                                                                 COMMENCEMENT OF
FUND                                                                  OPERATIONS
--------------------------------------------------------------------------------
Global Value Fund                                                       06/15/93
--------------------------------------------------------------------------------
Value Fund                                                              12/08/93
--------------------------------------------------------------------------------
Worldwide High Dividend Yield Value Fund                                09/05/07
--------------------------------------------------------------------------------

      The Global Value Fund seeks long-term capital growth by investing primarily in foreign securities that Tweedy, Browne Company LLC ("Tweedy, Browne" or the "Investment Adviser") believes are undervalued. The Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign securities that Tweedy, Browne believes are undervalued. The Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing in U.S. and foreign securities that Tweedy, Browne believes to have above-average dividend yields and valuations that are reasonable.

2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

      PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Funds may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Large, nonrecurring dividends recognized by a Fund are presented separately on the Statement of Operations as "special dividends" and the impact of these dividends to net investment income per share is presented in the financial highlights. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Funds' custodian applies for refunds on behalf of each Fund where available.

      Tweedy, Browne is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2007, Global Value Fund and Value Fund reimbursed Tweedy, Browne $899, and $1,145, respectively, for such transaction charges. There were no reimbursements for the Worldwide High Dividend Yield Fund in the three week period from September 5, 2007 through September 30, 2007.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, will be declared and paid annually for the Global Value Fund and Value Fund and semi-annually for the Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

      FEDERAL INCOME TAXES Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows for implementation of FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As of September 30, 2007, management has evaluated the application of FIN 48 to the Funds, and has determined that there is no material impact on the Funds' financial statements.

      EXPENSES Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

3. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE

      The Company, on behalf of each Fund, has entered into separate investment advisory agreements with Tweedy, Browne (each, an "Advisory Agreement"). Under each Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of each Fund's average daily


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September, 30, 2007, Tweedy, Browne received $53,114,475 and $3,265,726 for Global Value Fund and Value Fund, respectively. In the three week period from September 5, 2007 through September 30, 2007, Tweedy Browne waived $17,408 for Worldwide High Dividend Yield Value Fund.

      The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.37%. This arrangement will continue at least through March 31, 2008. In this arrangement, the Worldwide High Dividend Yield Value Fund has agreed, during the two-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% on an annualized basis. Tweedy, Browne voluntarily waived and/or reimbursed $21,143 for the period ended September 30, 2007.

      The current and retired managing directors and their families, as well as employees of Tweedy, Browne, have approximately $105.0 million, $50.9 million and $7.0 million of their own money invested in Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively, as of September 30, 2007.

      The Company, on behalf of the Funds, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Funds' net assets:

--------------------------------------------------------------------------------
                                           BETWEEN      BETWEEN
                                          $1 BILLION   $5 BILLION
                               UP TO          AND          AND        EXCEEDING
                             $1 BILLION   $5 BILLION   $10 BILLION   $10 BILLION
--------------------------------------------------------------------------------
Administration Fees            0.0300%      0.0180%      0.0100%       0.0090%
--------------------------------------------------------------------------------
Accounting Fees                0.0075%      0.0060%      0.0050%       0.0040%
================================================================================

      No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $75,000 annually to be paid quarterly in $18,750 increments plus out-of-pocket expenses for their services as directors. The annual fee of $75,000 paid to each Non-Interested Director is divided proportionately between the Funds. The current allocation ratio of the annual fee is 80% paid by Global Value Fund, 15% paid by Value Fund, and 5% paid by Worldwide High Dividend Yield Value Fund. Total Directors' fees paid by each Fund for the six months ended September 30, 2007, excluding any out-of-pocket expenses, were $120,000, $26,250 and $3,750, respectively.

      Mellon Bank, N.A., an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds' custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. also serves as the Funds' transfer agent. Tweedy, Browne also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.

4. SECURITIES TRANSACTIONS

      Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2007, are as follows:

--------------------------------------------------------------------------------
                                                                 WORLDWIDE HIGH
                                      GLOBAL                     DIVIDEND YIELD
                                    VALUE FUND     VALUE FUND      VALUE FUND
--------------------------------------------------------------------------------
Purchases                          $132,001,074   $ 22,604,328    $22,717,972
--------------------------------------------------------------------------------
Sales                               770,561,542     35,772,048             --
================================================================================

      The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) as computed on a federal income tax basis, at September 30, 2007 for each Fund is as follows:

--------------------------------------------------------------------------------
                                                                       NET
                                    GROSS            GROSS        APPRECIATION/
                                 APPRECIATION     DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------------------------------
Global Value Fund               $4,045,065,517   $(124,234,478)  $3,920,831,039
--------------------------------------------------------------------------------
Value Fund                        $254,368,750     $(8,028,514)    $246,340,236
--------------------------------------------------------------------------------
Worldwide High
Dividend Yield
Value Fund                            $410,230       $(202,875)        $207,355
================================================================================

5. CAPITAL STOCK

      The Company is authorized to issue $1.4 billion shares of $0.0001 par value capital stock, of which 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

      Changes in shares outstanding for the six months ended September 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                    GLOBAL VALUE FUND
--------------------------------------------------------------------------------
                                               SHARES            AMOUNT
--------------------------------------------------------------------------------
Sold                                           8,176,462    $   277,722,281
Reinvested                                           137              4,246
Redeemed                                     (22,251,695)      (756,085,498)
--------------------------------------------------------------------------------
Net Decrease                                 (14,075,096)   $  (478,358,971)
================================================================================

--------------------------------------------------------------------------------
                                                       VALUE FUND
--------------------------------------------------------------------------------
                                                SHARES          AMOUNT
--------------------------------------------------------------------------------
Sold                                             312,051    $     8,057,441
Reinvested                                            --                 --
Redeemed                                      (1,634,709)       (42,030,558)
--------------------------------------------------------------------------------
Net Decrease                                  (1,322,658)   $   (33,973,117)
================================================================================

--------------------------------------------------------------------------------
                                        WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------
                                               SHARES            AMOUNT
--------------------------------------------------------------------------------
Sold                                           2,901,363    $    29,145,883
Reinvested                                            --                 --
Redeemed                                          (6,461)           (65,688)
--------------------------------------------------------------------------------
Net Increase                                   2,894,902    $    29,080,195
================================================================================

      Changes in shares outstanding for the Global Value Fund and the Value Fund for the year ended March 31, 2007 were as follows:

--------------------------------------------------------------------------------
                     GLOBAL VALUE FUND                    VALUE FUND
--------------------------------------------------------------------------------
                 SHARES            AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------
Sold            21,616,948    $    640,713,070       710,487    $    17,777,508
Reinvested       6,186,427         191,284,317     1,736,914         42,467,545
Redeemed       (52,475,756)     (1,555,918,402)   (4,119,879)      (101,787,695)
--------------------------------------------------------------------------------
Net Decrease   (24,672,381)   $   (723,921,015)   (1,672,478)   $   (41,542,642)
================================================================================

6. FOREIGN SECURITIES

      Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

7. SECURITIES LENDING

      The Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities. At September 30, 2007, the Funds did not have any securities out on loan.

8. NEW ACCOUNTING PRONOUNCEMENTS

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

9. PORTFOLIO INFORMATION

      The Company files the Funds' complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) on the SEC's website at http://www.sec.gov; (2) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC; or (3) by calling the Fund at 1-800-432-4789. Information regarding the operation of the PRR may be obtained by calling 1-202-551-8090.

10. PROXY VOTING INFORMATION

      The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company's Statement of Additional Information, which is available without charge and upon request by calling the Fund at 1-800-432-4789. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

11. ADVISORY AGREEMENTS

      TWEEDY, BROWNE GLOBAL VALUE FUND AND TWEEDY, BROWNE VALUE FUND

      On May 24, 2007, the Company's Board of Directors (the "Board"), including a majority of the Independent Directors, approved the renewal of the Advisory Agreements for the Tweedy, Browne Global Value Fund and the Tweedy, Browne Value Fund (each a "Fund", and together, the "Funds") with Tweedy, Browne for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

relevant matters. The information, material factors and conclusions that formed the basis for the Board's approval are described below.

      A. INFORMATION RECEIVED

      During the course of each year, the Independent Directors receive a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreement for each Fund, the Board reviewed reports on each Fund's investment results, portfolio composition, portfolio trading practices and shareholder services, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses, financial and profitability information regarding Tweedy, Browne, and information about the personnel providing investment management and administrative services to the Funds.

      In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of each Fund's Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes many, but not all, of the factors considered by the Board.

      B. NATURE, EXTENT AND QUALITY OF SERVICES

      The Board reviewed materials concerning the depth and quality of Tweedy, Browne's investment management process. The Board considered a variety of "behind the scenes" services provided by Tweedy, Browne to the Funds, including significant involvement in monitoring, oversight and communication functions, as well as the development and enforcement of trading procedures and the preparation of various regulatory filings for the Funds. In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third parties and generally assists each Fund in the conduct of its business. The Board also noted Tweedy, Browne's commitment to staff development and long-term planning with regard to its advisory business. In considering Tweedy, Browne's services, both in managing the Funds' portfolios and in overseeing all aspects of the Funds' business, the Board concluded that Tweedy, Browne was providing essential services to the Funds. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.

      C. INVESTMENT PERFORMANCE

      The Board examined the short-term and long-term investment performance of the Funds, both in absolute terms and relative to the various benchmarks against which the Funds were compared. After reviewing and comparing each Fund's performance to its benchmark indices over various periods of time, the Board concluded that it was satisfied with the Funds' performance, and further concluded that Tweedy, Browne's performance record in managing the Funds warranted the continuation of each Fund's Advisory Agreement.

     D. ADVISORY FEES AND TOTAL EXPENSES

     The Board reviewed the advisory fees and total expenses of the Funds. In so doing, the Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant category averages. The Board also compared the advisory fee paid by each Fund against Tweedy, Browne's standard fee rate for separate account portfolios. The Board noted that the Funds do not charge a Rule 12b-1 fee or separate shareholder service fee, and compared each Fund's expense ratio to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management. The Board also noted that because the Funds had a low level of annual portfolio turnover, tax liabilities and trading expenses had been kept to a minimum in the past year. After reviewing this fee and expense data, together with the Board's observation that Tweedy, Browne provided a high level of integrity and service to the Funds' shareholders, the Board determined that the fees charged under the Advisory Agreement are fair and reasonable and that the Funds' shareholders received acceptable value in return for the advisory fees paid to Tweedy, Browne by the Funds.

      E. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

      The Board reviewed information regarding Tweedy, Browne's costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne's financial condition and reviewed the wide variety of services performed for the Funds. In considering this analysis, the Board noted that Tweedy, Browne's expenses had been presented in such a manner as to focus solely on the profitability of its services without regard to marketing expenses that had been absorbed by Tweedy, Browne. The Board also noted that Tweedy, Browne had absorbed the entire expense of the Funds' Chief Compliance Officer since her appointment in June 2004. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne's relationship with the Company as a whole, and with each Fund separately.

      The Board considered Tweedy, Browne's research process and, in particular, Tweedy, Browne's extensive research with regard to non-U.S. securities. The Board also noted that a consequence of Tweedy, Browne's investment disciplines for the Funds, which focus on smaller market capitalization issues, is that its cost of research per dollar is likely to be higher than


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

would be the case for an investment adviser that invests concentrated positions and/or only in larger market capitalization companies that have broad analyst coverage. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. Finally, the Board noted Tweedy, Browne's effectiveness at managing internal costs. The Board concluded that Tweedy, Browne's profitability from its client relationships, including its relationship with the Funds, is reasonable.

      F. ANCILLARY BENEFITS

      The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from "soft dollar" arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne's brokerage allocation policies, noting that while Tweedy, Browne receives nominal research benefits provided by broker-dealers executing portfolio transactions on behalf of each Fund, with one exception it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

      G. CONCLUSION

      Based on its review, including consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to each Fund by Tweedy, Browne continued to be excellent and favored renewal of each Fund's Advisory Agreement. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds' shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by each Fund, and that the renewal of the Advisory Agreements at the present contractual rate was in the best interests of each Fund and its shareholders.

      WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

      On April 20, 2007, the Company's Board of Directors (the "Board"), including a majority of the Independent Directors, approved the proposed
Advisory Agreement between the Company, on behalf of the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the "Fund"), and Tweedy, Browne. In considering whether to approve the Advisory Agreement, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board's approval are described below.

      A. INFORMATION RECEIVED

      In considering whether to approve the Advisory Agreement, the Board reviewed a memorandum prepared by Tweedy, Browne regarding the Fund's proposed investment strategy and fee structure, detailed reports on Tweedy, Browne's performance in managing private accounts employing the same investment strategy as that proposed for the Fund, and other information relating to the nature and the extent of services proposed to be provided to the Fund by Tweedy, Browne. In addition, the Board reviewed supplementary information, including industry data on advisory fees and expenses for potential competitor funds, financial and profitability information regarding Tweedy, Browne, and information about Tweedy, Browne's investment management and administrative personnel.

      In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards regarding consideration of an advisory agreement from independent counsel to the Independent Directors. In deciding to approve the Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

      B. NATURE, EXTENT AND QUALITY OF SERVICES

      The Board reviewed materials concerning the depth and quality of Tweedy, Browne's investment management process in managing other funds. The Board considered a variety of "behind the scenes" services that were proposed to be provided to the Fund by Tweedy, Browne, including significant involvement in monitoring, oversight and communication functions, as well as the development and enforcement of trading procedures and the preparation of various regulatory filings for the Fund. In addition, the Board noted that Tweedy, Browne proposed to provide a wide variety of administrative services not otherwise provided by third parties and would generally assist the Fund in the conduct of its business. The Board also noted Tweedy, Browne's commitment to staff development and long-term planning with regard to its advisory business. In considering Tweedy, Browne's proposed services to the Fund, both in managing the Fund's portfolios and in overseeing all aspects of the Fund's business, the Board concluded that Tweedy, Browne had proposed to provide essential services to the Fund that would benefit the Fund and its future shareholders.

      C. INVESTMENT PERFORMANCE

      The Board noted that the Fund did not yet have an operating history, and thus the Board could not consider the Fund's investment performance. However, the Board noted that the materials provided by Tweedy, Browne included information regarding the proposed investment strategy for the Fund, which is currently employed for certain private accounts advised by Tweedy, Browne, and the Board considered the performance record of those similarly-managed accounts. The Board also briefly considered the investment performance of Tweedy, Browne in serving the other two funds that currently


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

comprise the Company using performance statistics provided by Tweedy, Browne.

      D. ADVISORY FEES AND TOTAL EXPENSES

      The Board reviewed the proposed advisory fee for the Fund. In so doing, the Board compared such amount with the advisory fees paid by other funds served by Tweedy, Browne and its affiliates. The Board noted that the proposed advisory fee for the Fund is the same fee charged to the other two funds comprising the Company. The Board further noted the Fund's anticipated expense ratio and compared it against the average expense ratios of funds pursuing comparable investment strategies. The Board also noted that the Fund would not charge a Rule 12b-1 fee or separate shareholder service fee, and compared the Fund's anticipated expense ratio to those of funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management. After reviewing the proposed fee and expense data, the Board determined that the proposed advisory fee and anticipated expense ratio were fair and reasonable.

      E. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

      The Board reviewed information regarding Tweedy, Browne's potential profitability from its proposed relationship with the Fund. In so doing, the Board reviewed materials relating to Tweedy, Browne's financial condition and reviewed the wide variety of services proposed to be provided to the Fund by Tweedy, Browne, noting that Tweedy, Browne currently provides those services for the other two funds comprising the Company. The Board also noted that Tweedy, Browne had absorbed the entire expense of the Chief Compliance Officer of the Company since her appointment in June 2004. The Board considered Tweedy, Browne's research process and, in particular, Tweedy, Browne's extensive research with regard to non-U.S. securities. The Board also noted that a result of Tweedy, Browne's investment discipline with respect to smaller market capitalization issues, its cost of research per dollar of assets under management is likely to be higher than it would be for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies for which there is broad analyst coverage. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. The Board concluded that Tweedy, Browne's profitability from its client relationships, including its proposed relationship with the Fund, is reasonable.

      F. ANCILLARY BENEFITS

      The Board considered a variety of other benefits that would potentially be received by Tweedy, Browne as a result of its proposed relationship with the Fund, including minor benefits that may be derived by Tweedy, Browne from "soft dollar" arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne's brokerage allocation policies, noting that while Tweedy, Browne expects to receive nominal research benefits provided by broker-dealers executing portfolio transactions on behalf of the Fund, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

      G. CONCLUSION

      Based on its review, including consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the proposed services to the Fund by Tweedy, Browne favored approval of the Advisory Agreement. The Board concluded that the Advisory Agreement was fair and reasonable to the Fund and its future shareholders, and that approval of the Advisory Agreement at the proposed contractual rate was in the best interests of the Fund and its future shareholders.


--------------------------------------------------------------------------------

                            TWEEDY, BROWNE FUND INC.
                       350 Park Avenue, New York, NY 10022
                                  800-432-4789
                                 www.tweedy.com


--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*           /s/ William H. Browne
                         -------------------------------------------------------
                                    William H. Browne, President
                                    (principal executive officer)

Date              November 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ William H. Browne
                         -------------------------------------------------------
                                    William H. Browne, President
                                    (principal executive officer)

Date              November 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Robert Q. Wyckoff, Jr.
                         -------------------------------------------------------
                                    Robert Q. Wyckoff, Jr., Treasurer
                                    (principal financial officer)

Date              November 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.